Notes Payable - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Mar. 31, 2022	Nov. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Apr. 30, 2020
Debt Instrument [Line Items]
Gain on forgiveness of notes payable	$ 4,394
Outstanding PPP Loans						$ 2,394
PPP Loan
Debt Instrument [Line Items]
Annual interest rate					1.00%		1.00%
Gain on forgiveness of notes payable	$ 4,400
Outstanding PPP Loans		$ 0
First PPP Loan
Debt Instrument [Line Items]
Principal amount							$ 2,400
Loans forgiven				$ 2,400
Outstanding PPP Loans						$ 2,394
Second PPP Loan
Debt Instrument [Line Items]
Principal amount					$ 2,000
Loans forgiven			$ 2,000